CONSOLIDATED STATEMENT OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 9,895,456	$ 9,613,907	$ 8,988,340
Cost of sales	(7,962,843)	(7,441,849)	(6,967,037)
Gross margin	1,932,613	2,172,058	2,021,303
Other income	472,758	549,889	538,748
Distribution costs	(619,200)	(699,600)	(747,426)
Administrative expenses	(721,270)	(938,931)	(872,954)
Other expenses	(359,781)	(368,883)	(373,738)
Other gains/(losses)	53,499	(7,754)	(72,634)
Income from operation activities	758,619	706,779	493,299
Financial income	53,253	78,695	74,949
Financial costs	(356,269)	(393,286)	(416,336)
Foreign exchange gains/(losses)	(157,709)	(18,718)	121,651
Result of indexation units	(865)	748	311
Income (loss) before taxes	297,029	374,218	273,874
Income tax expense / benefit	(83,782)	(173,504)	(163,204)
NET INCOME (LOSS) FOR THE PERIOD	213,247	200,714	110,670
Income (loss) attributable to owners of the parent	181,935	155,304	69,220
Income (loss) attributable to non-controlling interest	31,312	45,410	41,450
NET INCOME (LOSS) FOR THE PERIOD	$ 213,247	$ 200,714	$ 110,670
EARNINGS PER SHARE
Basic earnings (losses) per share (in dollars per share)	$ 0.30002	$ 0.2561	$ 0.12665
Diluted earnings (losses) per share (in dollars per share)	$ 0.30002	$ 0.2561	$ 0.12665